UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 103.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.7%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,280	$2,301,978

		$2,301,978

Education — 2.1%
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	$1,000	$1,044,470
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,546,830
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	3,000	3,234,210
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	828,990

		$6,654,500

Electric Utilities — 10.1%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$363,763
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	3,000	3,017,640
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,785,086
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	2,919,183
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,736,491
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	7,600	7,955,756
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,372,300
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	750,314
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,666,575

		$32,567,108

Escrowed/Prerefunded — 14.0%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,184,110
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), Prerefunded to 7/1/20, 6.20%, 7/1/45	2,000	2,169,180
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	2,035	2,105,737
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/34	980	1,024,864
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/39	1,000	1,045,780
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	1,625	1,714,700
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	2,970	3,170,921
Illinois Finance Authority, (Rush University Medical Center), Prerefunded to 5/1/19, 6.625%, 11/1/39	2,300	2,395,174
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	1,665	1,804,477
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	130	136,880

Security	Principal Amount (000’s omitted)	Value
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	$5,785	$6,107,340
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	2,425	2,599,867
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	517,550
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,105,090
New Hampshire Health and Education Facilities Authority, (Dartmouth College), Prerefunded to 6/1/19, 5.25%, 6/1/39(2)	12,000	12,404,400
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,710,859
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	966,211

		$45,163,140

General Obligations — 5.5%
California, 6.00%, 4/1/38	$3,715	$3,835,366
Commerce Charter Township, MI, 4.00%, 12/1/38	1,030	1,099,937
Commerce Charter Township, MI, 4.00%, 12/1/39	1,075	1,140,790
Illinois, 4.25%, 12/1/37	6,000	5,769,360
Illinois, 5.00%, 5/1/36	3,500	3,608,535
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,477,742

		$17,931,730

Hospital — 9.9%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$165	$183,681
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	727,058
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(2)	12,300	12,875,886
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,000	2,007,260
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,597,875
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,005,940
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,535,320
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,514,525
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	999,648
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	300	334,530
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	890	1,007,106
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,401,637
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	3,500	3,883,180

		$32,073,646

Housing — 0.5%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	$445	$478,126
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,005,860

		$1,483,986

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 11.6%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$4,999,700
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,064,260
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,117,300
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	3,806,802
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(1)	1,950	1,972,405
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	751,289
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(1)	2,695	2,695,862
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	1,500	1,509,360
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	683,311
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,065,414
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,185,408
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,120,030
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	3,992,215
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	455	461,106
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	909,245
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	145,386
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(1)	790	933,251

		$37,412,344

Insured-General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$148,518
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,155,225

		$3,303,743

Insured-Special Tax Revenue — 4.5%
Hesperia Public Financing Authority, CA, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$295,280
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	5,091,200
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	7,644,060
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	735	725,548
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	865	853,530

		$14,609,618

Insured-Transportation — 5.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$794,568
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,032,856
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	469,343

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,295	$1,317,106
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,135	1,149,494
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	750	755,572
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,139,400
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	6,637,020

		$16,295,359

Lease Revenue/Certificates of Participation — 1.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	$5,000	$5,248,800

		$5,248,800

Other Revenue — 0.6%
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	$170	$186,969
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	390	400,265
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,514,368

		$2,101,602

Senior Living/Life Care — 8.0%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,422,622
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,632,182
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/37	850	921,867
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	600	648,150
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	330	330,050
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	175	186,071
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	485,618
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	962,573
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	181,903
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	388,208
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	331,068
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	303,336
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	562,290
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,803,696
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,340	1,426,631

Security	Principal Amount (000’s omitted)	Value
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	$835	$916,446
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,235	1,325,044
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,295	1,384,601
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	630,647
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,954,419
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	691,242
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	273,454
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	789,640
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	961,083
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,110,250
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,373,074

		$25,996,165

Special Tax Revenue — 1.3%
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/46	$4,000	$4,177,080

		$4,177,080

Student Loan — 1.1%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$1,825	$1,889,514
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,512,178

		$3,401,692

Transportation — 19.9%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$819,750
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	354,926
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	35	38,435
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,500	1,670,220
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	1,630	1,837,678
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,480,495
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,245,222
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,271,194
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,957,705
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,533,066
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	960,111
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,183,577
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,232,731
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	375,253
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,442,593
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,363,125

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	$20,000	$7,875,000
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	829,147
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C & D Redevelopment), (AMT), 4.00%, 1/1/36	3,440	3,502,642
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	2,115	2,284,031
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(2)	2,660	2,945,471
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	595	632,616
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	155	164,799
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	6,940,672
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,232,650
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,851,511
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,616,946
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	3,500	3,802,750
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	445	481,450
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,644,390

		$64,570,156

Water and Sewer — 6.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,555,574
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,511,106
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,932,563
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,271,763
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/40(2)	11,700	12,086,334

		$20,357,340

Total Tax-Exempt Municipal Securities — 103.7% (identified cost $306,546,907)		$335,649,987

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.1%
Chicago, IL, 7.375%, 1/1/33	$1,750	$1,949,027
Chicago, IL, 7.781%, 1/1/35	1,400	1,613,136

		$3,562,163

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,235,040

		$4,235,040

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$1,265	$1,218,423

		$1,218,423

Total Taxable Municipal Securities — 2.8% (identified cost $8,481,653)		$9,015,626

Total Investments — 106.5% (identified cost $315,028,560)		$344,665,613

Other Assets, Less Liabilities — (6.5)%		$(20,929,783)

Net Assets — 100.0%		$323,735,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2018, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	17.0%
New York	12.1%
Illinois	11.0%
Others, representing less than 10% individually	59.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $15,365,072 or 4.7% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$335,649,987	$—	$335,649,987
Taxable Municipal Securities	—	9,015,626	—	9,015,626
Total Investments	$—	$344,665,613	$—	$344,665,613

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018